Loans Receivables, Net (Details)	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Loans Receivables, Net (Details) [Line Items]
Interest rates on loans issued		4.00%
Term loans	3 years
Minimum [Member]
Loans Receivables, Net (Details) [Line Items]
Interest rates on loans issued	9.00%		6.25%
Maximum [Member]
Loans Receivables, Net (Details) [Line Items]
Interest rates on loans issued	10.00%		10.00%
HONG KONG
Loans Receivables, Net (Details) [Line Items]
Term loans	25 years